UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $2,349,942 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED CAP CORP NEW            PUT              01903Q958    13413   468500 SH  PUT  SOLE                   468500
ALLIED CAP CORP NEW            PUT              01903Q958      902    31500 SH  PUT  SOLE    1               31500
ALLIED CAP CORP NEW            CALL             01903Q908    26823   936900 SH  CALL SOLE                   936900
ALLIED CAP CORP NEW            CALL             01903Q908     1807    63100 SH  CALL SOLE    1               63100
AMERICAN HOME MTG INVT CORP    COM              02660R107    74929  2472900 SH       SOLE                  2472900
AMERICAN HOME MTG INVT CORP    COM              02660R107     8060   266000 SH       SOLE    1              266000
AMERIPRISE FINL INC            COM              03076C106    82916  2316100 SH       SOLE                  2316100
AMERIPRISE FINL INC            COM              03076C106     6584   183900 SH       SOLE    1              183900
APPLICA INC                    COM              03815A106      936   560750 SH       SOLE                   560750
APPLICA INC                    COM              03815A106      158    94450 SH       SOLE    1               94450
BEARINGPOINT INC               COM              074002106    54980  7243800 SH       SOLE                  7243800
BEARINGPOINT INC               COM              074002106     4288   564900 SH       SOLE    1              564900
CF INDS HLDGS INC              COM              125269100    63166  4265100 SH       SOLE                  4265100
CF INDS HLDGS INC              COM              125269100    10275   693800 SH       SOLE    1              693800
FEDERAL HOME LN MTG CORP       COM              313400301    23996   425000 SH       SOLE                   425000
FIELDSTONE INVT CORP           COM              31659U300    23683  2031150 SH       SOLE                  2031150
FIELDSTONE INVT CORP           COM              31659U300     4327   371100 SH       SOLE    1              371100
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    26837  1435145 SH       SOLE                  1435145
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     2093   111900 SH       SOLE    1              111900
FREESCALE SEMICONDUCTOR INC    CL B             35687M206   182509  7740000 SH       SOLE                  7740000
FREESCALE SEMICONDUCTOR INC    CL B             35687M206      236    10000 SH       SOLE    1               10000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107   269127 11496250 SH       SOLE                 11496250
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    34875  1489750 SH       SOLE    1             1489750
GEAC COMPUTER LTD              COM              368289104     9666  1109800 SH       SOLE                  1109800
GEAC COMPUTER LTD              COM              368289104      786    90200 SH       SOLE    1               90200
GENWORTH FINL INC              COM CL A         37247D106   104957  3255500 SH       SOLE                  3255500
GENWORTH FINL INC              COM CL A         37247D106     8527   264500 SH       SOLE    1              264500
HOSPIRA INC                    COM              441060100   158313  3864117 SH       SOLE                  3864117
HOSPIRA INC                    COM              441060100    19571   477683 SH       SOLE    1              477683
INTEROIL CORP                  COM              460951106    17715   760300 SH       SOLE                   760300
INTEROIL CORP                  COM              460951106     1407    60400 SH       SOLE    1               60400
IPSCO INC                      CALL             462622901    10945   153100 SH  CALL SOLE                   153100
IPSCO INC                      CALL             462622901      851    11900 SH  CALL SOLE    1               11900
IPSCO INC                      COM              462622101   119403  1670200 SH       SOLE                  1670200
IPSCO INC                      COM              462622101     9387   131300 SH       SOLE    1              131300
LEAP WIRELESS INTL INC         COM NEW          521863308    60163  1709185 SH       SOLE                  1709185
LEAP WIRELESS INTL INC         COM NEW          521863308     4889   138900 SH       SOLE    1              138900
M D C HLDGS INC                COM              552676108   285582  3620000 SH       SOLE                  3620000
M D C HLDGS INC                COM              552676108    22649   287100 SH       SOLE    1              287100
MERCER INTL INC                SH BEN INT       588056101    15670  1894830 SH       SOLE                  1894830
MERCER INTL INC                NOTE  8.500%10/1 588056AG6    18581 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   159638  4730000 SH       SOLE                  4730000
NEW CENTURY FINANCIAL CORP M   COM              6435EV108   168597  4648400 SH       SOLE                  4648400
NEW CENTURY FINANCIAL CORP M   COM              6435EV108    13246   365200 SH       SOLE    1              365200
PHH CORP                       COM NEW          693320202     1897    69100 SH       SOLE                    69100
PHH CORP                       COM NEW          693320202      151     5500 SH       SOLE    1                5500
SANDISK CORP                   COM              80004C101    44805   928800 SH       SOLE                   928800
SANDISK CORP                   COM              80004C101     3435    71200 SH       SOLE    1               71200
STANDARD MICROSYSTEMS CORP     COM              853626109    14662   490200 SH       SOLE                   490200
STANDARD MICROSYSTEMS CORP     COM              853626109     1163    38900 SH       SOLE    1               38900
STREETTRACKS GOLD TR           GOLD SHS         863307104    15411   330000 SH       SOLE                   330000
WASHINGTON GROUP INTL INC      COM NEW          938862908    64938  1205012 SH  CALL SOLE                  1205012
WASHINGTON GROUP INTL INC      COM NEW          938862208    74099  1375000 SH       SOLE                  1375000
WASHINGTON GROUP INTL INC      COM NEW          938862208     1918    35600 SH       SOLE    1               35600